Offerings - Offering: 1	Nov. 28, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	4,281,987
Proposed Maximum Offering Price per Unit | $ / shares	1.38
Maximum Aggregate Offering Price	$ 5,909,142.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 816.05
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, $0.001 par value per share (“Common Stock”), of Bio Green Med Solution, Inc. (the “Registrant”), that become issuable under the Registrant’s 2018 Equity Incentive Plan (the “2018 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.Represents 4,281,987 additional shares of Common Stock reserved and available for issuance under the 2018 Plan.Estimated in accordance with paragraphs (c) and (h) of Rule 457 under the Securities Act solely for purposes of calculating the registration fee. The price for the Common Stock being registered hereby is based on a price of $1.38 per share of Common Stock, which is the average of the high ($1.44) and low ($1.32) trading prices for a share of Common Stock of the Registrant on November 25, 2025, as reported on The Nasdaq Stock Market.